GOODWILL (Schedule of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning balance, as of January 1	$ 695,027	$ 609,187
Goodwill from acquisitions	8,598	82,402
Functional currency translation adjustments	4,314	3,438
Ending balance, as of December 31	707,939	695,027
Customer Interactions Solutions [Member]
Goodwill [Line Items]
Beginning balance, as of January 1	368,303	290,590
Goodwill from acquisitions	8,598	75,599
Functional currency translation adjustments	3,299	2,114
Ending balance, as of December 31	380,200	368,303
Security Solutions [Member]
Goodwill [Line Items]
Beginning balance, as of January 1	58,454	57,978
Goodwill from acquisitions
Functional currency translation adjustments	464	476
Ending balance, as of December 31	58,918	58,454
Financial Crime and Compliance Solutions [Member]
Goodwill [Line Items]
Beginning balance, as of January 1	268,270	260,619
Goodwill from acquisitions		6,803
Functional currency translation adjustments	551	848
Ending balance, as of December 31	$ 268,821	$ 268,270